Other financial liabilities and other liabilities_Details of other financial liabilities and other liabilities (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	₩ 21,442,524	$ 19,267,251	₩ 13,892,461
Other liabilities	346,078	$ 310,969	283,981
Total of other financial liabilities and other liabilities	21,788,602		14,176,442
Dicounted present value
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	(2,484)		(1,597)
Accounts payable | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	5,409,268		4,692,320
Accrued expenses | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	2,224,330		2,049,861
Borrowings from trust accounts | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	3,747,492		3,271,817
Agency business revenue | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	396,735		344,591
Domestic exchange settlement credits | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	7,134,966		1,309,646
Foreign exchange payables | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	539,554		590,667
Other miscellaneous financial liabilities | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	1,992,663		1,635,156
Unearned Income | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Other liabilities	204,034		180,664
Other miscellaneous liabilities | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Other liabilities	₩ 142,044		₩ 103,317